Performance Management	Aug. 27, 2024
Genter Capital Taxable Quality Intermediate ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863. Interim information on the Fund’s results can be obtained by visiting www.genterfunds.com.

Performance One Year or Less [Text]	Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.
Performance Availability Website Address [Text]	www.genterfunds.com
Performance Availability Phone [Text]	1-800-773-3863
Genter Capital Municipal Quality Intermediate ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863. Interim information on the Fund’s results can be obtained by visiting www.genterfunds.com.

Performance One Year or Less [Text]	Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.
Performance Availability Website Address [Text]	www.genterfunds.com
Performance Availability Phone [Text]	1-800-773-3863